UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chicago Fundamental Investment Partners, LLC
Address: 71 South Wacker Drive
         Suite 3495
         Chicago, IL  60606

13F File Number:  028-13316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John R. Gordon
Title:     Chief Financial Officer
Phone:     (312) 416-4300

Signature, Place, and Date of Signing:

 /s/     John R. Gordon     Chicago, IL/USA     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $247,448 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAPITALSOURCE INC              COM              14055X102     9931  1310150 SH       SOLE                  1310150        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    32820  1739300 SH  CALL SOLE                  1739300        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    18201   964600 SH  PUT  SOLE                   964600        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 1.750%11/1  251591AX1     6387  5730000 PRN      SOLE                  5730000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4    26342 32150000 PRN      SOLE                 32150000        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    21627  8500000 PRN      SOLE                  8500000        0        0
GENWORTH FINL INC              COM CL A         37247D106     5237  1001330 SH       SOLE                  1001330        0        0
GRAY TELEVISION INC            COM              389375106      627   275045 SH       SOLE                   275045        0        0
KB HOME                        COM              48666K109    21067  1468100 SH  CALL SOLE                  1468100        0        0
LENNAR CORP                    CL A             526057104     8664   249200 SH  CALL SOLE                   249200        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0    17956 17275000 PRN      SOLE                 17275000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0    12593 10000000 PRN      SOLE                 10000000        0        0
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8     7298  6500000 PRN      SOLE                  6500000        0        0
RYLAND GROUP INC               COM              783764103     9843   328100 SH  PUT  SOLE                   328100        0        0
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    25060 12500000 PRN      SOLE                 12500000        0        0
US AIRWAYS GROUP INC           NOTE 7.250% 5/1  911905AC1    23795 10000000 PRN      SOLE                 10000000        0        0